Note 12 - Income Tax - Provision for (Recovery of) Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Current
	$ 25,634	$ 11,586
Deferred
	1,753	11,826
Total	27,387	23,412
Canada Revenue Agency [Member]
Current
Canada	3,689	829
Deferred
Canada	(317)	1,352
Internal Revenue Service (IRS) [Member]
Current
United States	21,945	10,757
Deferred
United States	$ 2,070	$ 10,474